Ordinary Shares - Additional Information (Detail)		1 Months Ended					12 Months Ended
	Jun. 08, 2021	Jun. 30, 2022 shares	Jul. 31, 2021 USD ($) $ / shares shares	May 31, 2021 CNY (¥) shares	Mar. 31, 2021 shares	Apr. 30, 2020 CNY (¥) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Aug. 31, 2021 shares	Dec. 31, 2020 shares	Oct. 31, 2018 USD ($) $ / shares shares
Common Stock, Value | $			$ 50,000								$ 50,000
Common Stock, shares authorized			25,000,000,000								25,000,000,000
Common Stock, par or stated value per share | $ / shares											$ 0.000002
Stockholders' Equity Note, Stock Split	1:50
Common Shares Held							29,701,893	29,633,200
EatBetter Holding Limited [Member]
Stock Issued During Period, Shares, Issued for Services				2,601,000
Stock Issued During Period, Value, Issued for Services | ¥				¥ 0
Common Shares Held							29,701,893	29,633,200		0
Offshore ESOP Platform [Member] | EatBetter Holding Limited [Member]
Stock Issued During Period, Shares, New Issues				17,398,450	22,782,950
Common Class A [Member]
Common Stock, shares, issued			6,108,000						264,528
Conversion of stock, shares issued			10,364,900
Common Stock, Voting Rights			one vote per share
Common stock, conversion features			one
Shares repurchased during period							406,717	109,944
Common Class A [Member] | EatBetter Holding Limited [Member]
Common Shares Held								29,633,200
Common Class A [Member] | Offshore ESOP Platform [Member]
Shares repurchased during period		363,315					29,701,893
Common Class A [Member] | Conversion of Redeemable Preferred Stock [Member]
Common Stock, shares, issued			250,826,100
Common Class B [Member]
Conversion of stock, shares issued			54,543,800
Common Stock, Voting Rights			twenty votes per share
American Depositary Shares [Member]
Common Stock, shares, issued			4,072,000						176,352
Founder Shares [Member]
Stock Issued During Period, Shares, Issued for Services						4,745,200
Stock Issued During Period, Value, Issued for Services | ¥						¥ 0
Other Designated Common Shares [Member]
Common Stock, par or stated value per share | $ / shares			$ 0.000002
Common stock,shares reserved			2,500,000,000
Other Designated Common Shares [Member] | Common Class A [Member]
Common Stock, par or stated value per share | $ / shares			$ 0.000002
Common Stock, shares, issued			20,000,000,000
Other Designated Common Shares [Member] | Common Class B [Member]
Common Stock, par or stated value per share | $ / shares			$ 0.000002
Common Stock, shares, issued			2,500,000,000
Ordinary Shares [Member]
Common Stock, shares, issued										64,908,700
Stock Issued During Period, Shares, New Issues								6,372,528